Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Accrued Expenses [Abstract]
Selling and marketing costs	$ 5,905	$ 3,468	$ 698
Employee compensation and related benefits	1,074	1,090	569
Other research costs			61
Professional Fees	388	73	426
Other	6		13
Total	$ 7,373	$ 4,631	$ 1,767